OPERATING SEGMENT INFORMATION - Intersegment Income (Details) - Elimination - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment
Revenue from interest, generation segment			R$ 757,152
Revenue from interest, transmission segment			1,015,400
Total			1,772,552
Reportable Segment
Operating Segment
Supply (sale) of electric power from generation segment	R$ 362,969	R$ 637,414	201,128
Revenue from O&M, generation segment	710,107	407,879	388,051
Revenue from interest, generation segment	621,543	713,620	757,152
Revenue from interest, transmission segment	413,178	850,747	1,015,400
Total	2,107,797	2,609,660	2,361,731
Administration
Operating Segment
Revenue from interest, generation segment	621,543	713,620
Revenue from interest, transmission segment	413,178	850,747
Total	1,034,721	1,564,367
Generation
Operating Segment
Supply (sale) of electric power from generation segment	362,969	637,414	201,128
Total	362,969	637,414	201,128
Transmission
Operating Segment
Revenue from O&M, generation segment	710,107	407,879	388,051
Total	R$ 710,107	R$ 407,879	R$ 388,051